UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment           [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Brinson Trust Company
Address:      209 South LaSalle
              Chicago, Il 60604

13F File Number:   28-3900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK F. KEMPER
Title:       SECRETARY
Phone:       312-220-7138
Signature, Place, and Date of Signing:

/s/ MARK F. KEMPER   CHICAGO, IL   March 12, 2000

Report Type (Check only one.):

[]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 1359

Form 13F Information Table Value Total: $23,828,120,542

List of Other Included Managers:

No.      13F File Number    Name

1         28-2682           Brinson Partners, Inc.

3         28-2981           UBS Brinson, Inc.